Schedule of components of income tax (credit) expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current income tax on (loss) profit for the year	$ 2,966	$ 13,208	$ 3
Tax on unappropriated retained earnings			1,377
Prior year income tax under provision	595	519	19,588
Total current income tax	3,561	13,727	20,968
Effect of temporary differences	1,905	(8,215)	(404,016)
Income tax expense (credit)	$ 5,466	$ 5,512	$ (383,048)